GLOBAL BOND FUND

American Century International Bond Funds Prospectus Supplement Global Bond Fund
Supplement dated August 1, 2015 ■ Prospectus dated November 1, 2014

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - GLOBAL BOND FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	4.50%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GLOBAL BOND FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.95%	0.75%	0.95%	0.95%	0.95%	0.70%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.96%	0.76%	1.21%	1.96%	1.46%	0.71%
Fee Waiver or Reimbursement	[1]	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Net Expenses (as a percentage of Assets)		0.84%	0.64%	1.09%	1.84%	1.34%	0.59%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until October 31, 2016 and cannot terminate it prior to such date without the approval of the Board of Trustees.

Expense Example - GLOBAL BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	86	291	517	1,164
INSTITUTIONAL CLASS	66	228	408	929
A CLASS	556	803	1,072	1,837
C CLASS	187	602	1,044	2,270
R CLASS	137	448	784	1,732
R6 CLASS	60	212	381	869